Statements of Equity - USD ($)	Common shares	Obligation to issue shares	Equity portion of convertible notes	Reserves	Deficit	Accumulated other comprehensive loss	Total
Balance at Jul. 31, 2024	$ 5,991,568		$ 10,814	$ 1,273,894	$ (8,615,197)	$ (294,761)	$ (1,633,682)
Balance (in Shares) at Jul. 31, 2024	7,134,895
Shares issued for cash - private placement
Shares issued for cash - private placement (in Shares)
Share issue costs
Share issue costs (in Shares)
Shares issued for cash - exercise of stock options
Shares issued for cash - exercise of stock options (in Shares)
Shares issued for conversion of convertible notes
Shares issued for conversion of convertible notes (in Shares)
Reclassification of grant-date fair value on exercise of stock options
Reclassification of grant-date fair value on exercise of stock options (in shares)
Reclassification of grant-date fair value on issue of shares for the restricted shares units
Reclassification of grant-date fair value on issue of shares for the restricted shares units (in Shares)
Stock-based compensation		828,132		323,706
Effect of accounting change on convertible debt			(10,814)		5,073
Net loss					(4,717,108)		(4,717,108)
Foreign currency translation						(43,663)
Balance at Jul. 31, 2025	$ 5,991,568	828,132		1,597,600	(13,327,232)	(338,424)	(5,248,356)
Balance (in Shares) at Jul. 31, 2025	7,134,895
Shares issued for cash - private placement	$ 946,092
Shares issued for cash - private placement (in Shares)	207,625
Share issue costs	$ (100,025)
Share issue costs (in Shares)
Shares issued for cash - exercise of stock options	$ 173,772
Shares issued for cash - exercise of stock options (in Shares)	479,000
Shares issued for conversion of convertible notes	$ 101,581			92,353
Shares issued for conversion of convertible notes (in Shares)	433,032
Reclassification of grant-date fair value on exercise of stock options	$ 121,498			(121,498)
Reclassification of grant-date fair value on exercise of stock options (in shares)
Reclassification of grant-date fair value on issue of shares for the restricted shares units	$ 343,014			(343,014)
Reclassification of grant-date fair value on issue of shares for the restricted shares units (in Shares)	538,000
Stock-based compensation
Effect of accounting change on convertible debt
Net loss					(2,932,330)		(2,932,330)
Foreign currency translation						86,611
Balance at Jul. 31, 2026	$ 7,577,500	$ 828,132		$ 1,225,441	$ (16,259,562)	$ (251,813)	$ (6,880,302)
Balance (in Shares) at Jul. 31, 2026	8,792,553